Stock-based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	$ 2,841	$ 4,485
General and administrative expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	1,830	1,686
Research and development expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	621	972
Other operating expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	$ 390	$ 1,827